Going Concern (Details Narrative) - USD ($)	3 Months Ended												9 Months Ended				12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jun. 30, 2025	May 31, 2025	Mar. 31, 2025	Feb. 28, 2025	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Sep. 30, 2025	Aug. 31, 2025	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023	Nov. 30, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incurred losses	$ (7,145,000)		$ (3,602,000)		$ (455,000)		$ 4,435,000		$ 16,918,000		$ 17,390,000		$ (11,202,000)		$ 38,744,000		$ 40,645,000		$ 52,822,000
Accumulated deficit	$ 93,105,000												$ 93,105,000				$ 104,307,000		$ 63,662,000
M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incurred losses		$ 1,758,627		$ 1,119,142		$ 1,351,625		$ 737,400		$ 1,374,590		$ 699,100		$ 4,229,394		$ 2,811,090		$ 3,887,261		$ 1,990,162
Accumulated deficit		$ 10,230,576												$ 10,230,576				$ 6,001,182		$ 2,113,921